FAIR VALUE MEASUREMENTS	12 Months Ended
Apr. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16 • FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurement  and Disclosures defines and establishes a framework for measuring fair value.  The objective of fair value is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels, as follows:
Level 1:  Quoted prices in active markets for identical assets
Level 2:  Significant other observable inputs
Level 3:  Significant unobservable inputs
There were no transfers in and out of Level 1, Level 2 and Level 3 fair value measurements during fiscal years 2013 and 2012. Fair value estimates may be different than the amounts that may ultimately be realized upon sale or disposition of the assets and liabilities.
Fair Value Measurements on a Recurring Basis
The Company had no assets or liabilities recorded at fair value on a recurring basis at April 30, 2013 and 2012.
Fair Value Measurements on a Nonrecurring Basis
Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2013 consisted of real estate investments that were written-down to estimated fair value during fiscal year 2013. Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2012 consisted of real estate held for sale that was written-down to estimated fair value during fiscal year 2012. See Note 2 for additional information on impairment losses recognized during fiscal years 2013 and 2012. The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:
2013 Annual Report

NOTE 16 • continued

	(in thousands)
	April 30, 2013
	Total	Level 1	Level 2	Level 3
Real estate investments	$335	$0	$0	$335

	(in thousands)
	April 30, 2012
	Total	Level 1	Level 2	Level 3
Real estate held for sale	$2,067	$0	$0	$2,067

Financial Assets and Liabilities Not Measured at Fair Value
The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities. The fair values of our financial instruments approximate their carrying amount in our consolidated financial statements except for debt.
Mortgage Loans Receivable. Fair values are based on the discounted value of future cash flows expected to be received for a loan using current rates at which similar loans would be made to borrowers with similar credit risk and the same remaining maturities. Terms are short term in nature and carrying value approximates the estimated fair value.
Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity.
Other Investments. The carrying amount, or cost plus accrued interest, of the certificates of deposit approximates fair value.
Other Debt. The fair value of other debt is estimated based on the discounted cash flows of the loan using current market rates, which are estimated based on recent financing transactions (Level 3).
Lines of Credit.  The carrying amount approximates fair value because the variable rate debt re-prices frequently.
Mortgages Payable. For variable rate loans that re-price frequently, fair values are based on carrying values. The fair value of fixed rate loans is estimated based on the discounted cash flows of the loans using current market rates, which are estimated based on recent financing transactions (Level 3).
The estimated fair values of the Company's financial instruments as of April 30, 2013 and 2012 are as follows:
	(in thousands)
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Cash and cash equivalents	94,133	94,133	39,989	39,989
Other investments	639	639	634	634
FINANCIAL LIABILITIES
Other debt	18,076	18,156	13,875	13,973
Lines of credit	10,000	10,000	39,000	39,000
Mortgages payable	1,049,206	1,160,190	1,048,689	1,087,082